Document and Entity Information	12 Months Ended
Dec. 31, 2016
Document and Entity Information
Entity Registrant Name	CITIGROUP INC
Entity Central Index Key	0000831001
Document Type	8-K
Document Period End Date	Dec. 31, 2016
Amendment Flag	false